Debt and Credit Agreements - Schedule of Long-Term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current liabilities:
Long-term debt payable within one year	$ 603	$ 806
Long-term liabilities:
Long-term debt	13,017	12,726
Total long-term debt	$ 13,620	$ 13,532